Form N-1A Cover	Sep. 09, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 09, 2024
Prospectus Date	Apr. 16, 2024